8. Equity (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Equity Tables
Summary of outstanding rights, options and warrants
STOCK WARRANTS:		Weighted average
	Number of shares	exercise price per share
Outstanding at December 31, 2014	5,911,715	$2.57
Granted	100,000	$2.56
Exercised	-	-
Cancelled or expired	(4,667)	-
Outstanding at December 31, 2015	6,007,048	$2.57
Granted	-	-
Exercised	-	-
Cancelled or expired	-	-
Outstanding at June 30, 2016	6,007,048	$2.57

STOCK OPTIONS:		Weighted average
	Number of Shares	exercise price per share
Outstanding at December 31, 2014	5,557	$20.25
Granted	20,000	$2.00
Exercised	-	-
Cancelled or expired	-	-
Outstanding at December 31, 2015	25,557	$20.25
Granted	680,000	$0.79
Exercised	-	-
Cancelled or expired	-	-
Outstanding at June 30, 2016	705,557	$0.97

STOCK WARRANTS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2013	1,404,599	$3.39
Granted	5,226,120	$2.61
Exercised	—	—
Cancelled or expired	-719,004	$4.46
Outstanding at December 31, 2014	5,911,715	$2.57
Granted	100,000	$2.56
Exercised	—	—
Cancelled or expired	-4,667	—
Outstanding at December 31, 2015	6,007,048	$2.57

STOCK OPTIONS:	Number of shares	Weighted average exercise price per share
Outstanding at December 31, 2013	5,557	$20.25
Granted	20,000	$2.00
Exercised	—	—
Cancelled or expired	—	—
Outstanding at December 31, 2014	25,557	$20.25
Granted	—	—
Exercised	—	—
Cancelled or expired	—	—
Outstanding at December 31, 2015	25,557	$5.97